Commitments and Contingencies - Schedule of Future Minimum Operating Lease Commitments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018 (remaining)	$ 115
2019	135	$ 127
2020	106	98
2021	78	71
2022	53	46
Thereafter	51	44
Total future minimum operating lease payments	$ 538	$ 536